Acquisitions/Divestitures (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions/Divestitures
Business acquisition, purchase price allocation

2013 Acquisitions

($ in millions)
	Amortization		Other
	Life (in Years)	SoftLayer	Acquisitions
Current assets		$80	$97
Fixed assets/noncurrent assets		300	41
Intangible assets
Goodwill	N/A	1,285	961
Completed technology	5-7	290	181
Client relationships	6-7	245	97
In-process R&D	N/A	2	—
Patents/trademarks	2-7	75	32
Total assets acquired		2,277	1,408
Current liabilities		(56)	(61)
Noncurrent liabilities		(244)	(105)
Total liabilities assumed		(300)	(166)
Total purchase price		$1,977	$1,242

N/A - not applicable

2012 Acquisitions

($ in millions)
	Amortization		Other
	Life (in Years)	Kenexa	Acquisitions
Current assets		$133	$278
Fixed assets/noncurrent assets		98	217
Intangible assets
Goodwill	N/A	1,014	1,880
Completed technology	3 - 7	169	403
Client relationships	4 - 7	179	194
In-process R&D	N/A	—	11
Patents/trademarks	1 - 7	39	37
Total assets acquired		1,632	3,020
Current liabilities		(93)	(143)
Noncurrent liabilities		(188)	(264)
Total liabilities assumed		(281)	(407)
Total purchase price		$1,351	$2,613

N/A - not applicable

2011 Acquisitions

($ in millions)
	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$251
Fixed assets/noncurrent assets		88
Intangible assets
Goodwill	N/A	1,291
Completed technology	7	320
Client relationships	7	222
Patents/trademarks	1 - 7	17
Total assets acquired		2,190
Current liabilities		(191)
Noncurrent liabilities		(150)
Total liabilities assumed		(341)
Total purchase price		$1,849

N/A - not applicable